Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 725,781	$ 740,701	$ 2,153,515
Cost of revenue	(192,048)	(192,048)	(556,590)
Gross profit	533,733	548,653	1,596,925
Operating expenses
General and administrative expenses - continuing operations	(1,608,529)	(1,454,919)	(2,473,600)
General and administrative expenses - discontinued operations			(21,946)
Total operating expenses - continuing operations	(1,608,529)	(1,454,919)	(2,473,600)
Total operating expenses - discontinued operations			(21,946)
Loss from continuing operations	(1,074,796)	(906,266)	(876,675)
Other income and expenses:
Interest income and bank charges	(2,432)	227,468	1,003,140
Interest expenses	(269,444)
Sundry income		649
Gain/(Loss) on change of fair value of warrant liabilities		6,638,916	(1,736,512)
Other income and expense
Other (expenses)/income - continuing operations	(271,876)	6,867,033	(733,372)
Other (expenses)/income - discontinued operations
Total other (expenses) income	(271,876)	6,867,033	(733,372)
Profit/(Loss) before income taxes from continuing operations	(1,346,672)	5,960,767	(1,610,047)
Income tax (expenses)/credit-Continuing operations	(15,598)	335,748	(94,947)
Net (loss)/profit from continuing operations	(1,362,270)	6,296,515	(1,704,994)
Gain on disposal of subsidiaries			6,930,504
Loss from discontinued operations			(21,946)
Income tax expense
Net profit from discontinued operations			6,908,558
Net (loss)/profit	(1,362,270)	6,296,515	5,203,564
Foreign currency translation adjustment			(9,858)
Comprehensive (loss)/income	$ (1,362,270)	$ 6,296,515	$ 5,193,706
(Loss) Earnings from continuing operations per share of common stock – basic (in Dollars per share)	$ (0.16)	$ 1.53	$ (2.61)
(Loss) Earnings from continuing operations per share of common stock – diluted (in Dollars per share)	(0.16)	1.53	(1.37)
Earnings from discontinued operations per share of common stock – basic (in Dollars per share)	0	0	10.56
Earnings from discontinued operations per share of common stock – diluted (in Dollars per share)	$ 0	$ 0	$ 5.56
Weighted average number of common stock outstanding – basic (in Shares)	8,665,047	4,104,283	654,419
Weighted average number of common stock outstanding – diluted (in Shares)	8,665,047	4,104,283	1,243,186
Commission
Revenue	$ 725,781	$ 740,701	$ 2,153,515